Revenue - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
REVENUE FROM CONTRACTS WITH CUSTOMERS	$ 42,306	$ 170,807
REVENUE FROM OTHER SOURCES	871	331
TOTAL	$ 43,177	$ 171,138